ING MUTUAL FUNDS

ING International SmallCap Multi-Manager Fund (“Fund”)

Supplement dated December 4, 2009

To the Fund’s Class A, Class B and Class C Prospectus, Class I, Class Q and Class W Prospectus and

and Class O Prospectus (each a “Prospectus” and collectively “Prospectuses”)

each dated February 27, 2009

On or about November 12, 2009, the Board of Trustees of ING Mutual Funds approved the removal of Batterymarch Financial Management, Inc. (“Batterymarch”) as one of the investment sub-advisers for the Fund effective February 26, 2010 (“Effective Date”). ING Investments, LLC (“ING Investments”), the Fund’s investment adviser, will evaluate the optimal allocation of the assets under management by Batterymarch between the Fund’s remaining investment sub-advisers, Acadian Asset Management LLC (“Acadian”) and Schroder Investment Management North America Inc. (“Schroders”) on or near the Effective Date.  Subsequent inflows and outflows would be allocated between Acadian and Schroders to maintain this allocation. Additionally, in conjunction with this change and effective January 1, 2010, ING Investments, has agreed to waive a portion of the Fund’s advisory fee and revise the sub-advisory fee payable, with respect to Acadian Asset Management LLC.

Effective February 26, 2010, the Fund’s Prospectuses are revised as follows:

1.                                       All references to “Batterymarch Financial Management, Inc.” or “Batterymarch” are hereby deleted in their entirety.

2.                                       The sixth paragraph of the section entitled “ING International SmallCap Multi-Manager Fund – Principal Investment Strategies” found on page 34 of the Class A, Class B and Class C Prospectus and Class I, Class Q and Class W Prospectus and found on page 19 of the Class O Prospectus is hereby deleted in its entirety.

3.                                       The second paragraph of the section entitled “Management of the Funds – Adviser and Sub-Advisers – ING International SmallCap Multi-Manager Fund – The Multi-Manager Approach” beginning on page 69 of the Class A, Class B and Class C Prospectus, found on page 62 of the Class I, Class Q and Class W Prospectus and found on page 31 of the Class O Prospectus is deleted in its entirety.

4.                                       The section entitled “Management of the Funds – Adviser and Sub-Advisers – ING International SmallCap Multi-Manager Fund – Batterymarch” beginning on page 70 of the Class A, Class B and Class C Prospectus, found on page 63 of the Class I, Class Q and Class W Prospectus and beginning on page 32 of the Class O Prospectus is hereby deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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ING MUTUAL FUNDS

ING International SmallCap Multi-Manager Fund (“Fund”)

Supplement dated December 4, 2009

To the Fund’s Class A, Class B, Class C, Class I, Class O, Class Q and

Class W shares Statement of Additional Information (“SAI “)

dated February 27, 2009

On or about November 12, 2009, the Board of Trustees of ING Mutual Funds approved the removal of Batterymarch Financial Management, Inc. (“Batterymarch”) as one of the investment sub-advisers for the Fund effective February 26, 2010 (“Effective Date”). ING Investments, LLC (“ING Investments”), the Fund’s investment adviser, will evaluate the optimal allocation of the assets under management by Batterymarch between the Fund’s remaining investment sub-advisers, Acadian Asset Management LLC (“Acadian”) and Schroder Investment Management North America Inc. (“Schroders”) on or near the Effective Date.  Subsequent inflows and outflows would be allocated between Acadian and Schroders to maintain this allocation. Additionally, in conjunction with this change and effective January 1, 2010, ING Investments, has agreed to waive a portion of the Fund’s advisory fee and revise the sub-advisory fee payable, with respect to Acadian Asset Management LLC.

Effective January 1, 2010, the Fund’s SAI is revised as follows:

1.                                       In reference to the Fund, the following footnote (4) is added to the table entitled “Advisory Fees” in the section entitled “Adviser” beginning on page 126 of the SAI:

(4)          Pursuant to a waiver agreement, ING Investments, LLC has agreed to lower the advisory fee payable for ING International SmallCap Multi-Manager Fund so that advisory fees payable to ING Investments, LLC will be waived in amounts equal to 50% of the savings to ING Investments, LLC resulting from the implementation of a sub-advisory fee reduction with Acadian Asset Management LLC through March 1, 2011. There is no guarantee this waiver will continue after this date. This agreement will only renew if ING Investments, LLC elects to renew it.

2.                                       The information relating to the Fund in the table entitled “Sub-Advisory Fee” in the section entitled “Sub-Advisers” beginning on page 132 of the Class A, Class B, Class C, Class I, Class O, Class Q and Class W shares SAI is hereby deleted and replaced with the following:

Acadian

0.500% on the first $140 million of the Fund’s average daily net assets;

0.450% on the next $860 million of the Fund’s average daily net assets; and 0.425% of the Fund’s average daily net assets in excess of $1 billion.

International SmallCap Multi-Manager	Batterymarch 0.70% on the first $100 million of the Fund’s average daily net assets; 0.60% on the next $100 million of the Fund’s average daily net assets; and 0.50% thereafter.

Schroders 0.60% on the first $300 million of the Fund’s average daily net assets; and 0.55% thereafter.

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Effective February 26, 2010, the Fund’s SAI is revised as follows:

3.                                       All references to “Batterymarch Financial Management, Inc.” or “Batterymarch” are hereby deleted in their entirety.

4.                                       The section entitled “Sub-Advisers – Portfolio Managers – Batterymarch” beginning on page 158 of the SAI is hereby deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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